Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Instruments [Abstract]
Schedule of Company's Debt to Equity Ratio	The Company's debt-to-equity ratio as of December 31, 2018 and 2017 are as follows:
	December 31, 2018		December 31, 2017
		(In millions of Korean won)
Total liabilities		97,622		71,885
Total equity	~~W~~	75,552	~~W~~	43,998
Debt-to-equity ratio		129%		163%

Schedule of Monetary Assets and Liabilities Denominated in Foreign Currencies

The amount of monetary assets and liabilities denominated in foreign currencies as of the end of the reporting period is as follows:

	December 31, 2018
	Financial assets	Financial liabilities	Financial assets		Financial liabilities
	(In each foreign currency)			(In millions of Korean won)
USD	9,623,496	7,486,441	~~W~~	10,761	~~W~~	8,373
JPY	103,945,453	1,042,657		1,053		11
EUR	359,772	—		460		—
IDR	172,822,025	3,098,944		13		—
THB	34,633	173,389		1		6
TWD	36,311,172	6,597,223		1,328		241
VND	9,270,000	3,243,600		1		—
HKD	2,731	—		—		—
Total			~~W~~	13,617	~~W~~	8,631
	December 31, 2017
	Financial assets	Financial liabilities	Financial assets		Financial liabilities
	(In each foreign currency)			(In millions of Korean won)
USD	33,614,259	31,553,072	~~W~~	36,026	~~W~~	33,815
JPY	93,528,526	294,217		888		3
BRL	161,846	—		52		—
EUR	354,019	—		453		—
IDR	901,342,531	17,291		71		—
THB	334,038	35,317		11		1
TWD	147,972,077	29,537,654		5,315		1,061
VND	84,010,000	22,830,100		397		107
HKD	304,033	4,967		43		1
Total			~~W~~	43,256	~~W~~	34,988

Summary of Impact of Fluctuation in Foreign Currency Exchange Rates on Company's Monetary Assets and Liabilities	The impact of a 10% fluctuation in foreign currency exchange rates on the Company’s monetary assets and liabilities as of December 31, 2018, and 2017 are as follows
	December 31, 2018				December 31, 2017
	10% Increase		10% Decrease		10% Increase		10% Decrease
		(In millions of Korean won)
USD	~~W~~	239	~~W~~	(239)	~~W~~	221	~~W~~	(221)
JPY		104		(104)		88		(88)
Others		156		(156)		517		(517)
Total	~~W~~	499	~~W~~	(499)	~~W~~	826	~~W~~	(826)

Summary of Maximum Exposure to Credit Risk

The carrying amount of a financial asset represents the maximum exposure to credit risk. The maximum exposure to credit risk of the Company as of December 31, 2018 and 2017 are as follows

	December 31, 2018		December 31, 2017
		(In millions of Korean won)
Cash and cash equivalents	~~W~~	86,051	~~W~~	39,095
Short-term financial instruments		9,500		22,500
Accounts receivable		60,664		42,168
Other receivable		255		698
Other current assets		191		155
Other non-current financial assets		1,494		1,394
Total	~~W~~	158,155	~~W~~	106,010

Summary of Financial Liabilities by Maturity	The following table summarizes the financial liabilities of the Company by maturity according to the remaining period from the end of the reporting period to the contractual maturity date.
	December 31, 2018
	Less than 3 months		3 months ~ 1 year		More than 1 year		Total
		(In millions of Korean won)
Accounts payable	~~W~~	70,381	~~W~~	1,547	~~W~~	—	~~W~~	71,928
Accrued expenses		1,031		—		—		1,031
Other liabilities		—		113		34		147
Total	~~W~~	71,412	~~W~~	1,660	~~W~~	34	~~W~~	73,106

	December 31, 2017
	Less than 3 months		3 months ~ 1 year		More than 1 year		Total
		(In millions of Korean won)
Accounts payable	~~W~~	42,790	~~W~~	1,620	~~W~~	—	~~W~~	44,410
Accrued expenses		322		—		—		322
Other liabilities		—		107		141		248
Total	~~W~~	43,112	~~W~~	1,727	~~W~~	141	~~W~~	44,980